Other current liabilities	12 Months Ended
Dec. 31, 2016
Other current liabilities
Other current liabilities

9. Other current liabilities

Other current liabilities consist of the following:

	As of December 31,
	2015	2016
	RMB	RMB
Payables related to property and equipment	68,900	574,811
Salary and welfare payable	417,777	483,888
Deposits from network partners(1)	380,776	470,642
Share unit awards payable (Note 11)	175,200	—
Construction deposits	37,190	30,342
Others	185,071	96,907

Total	1,264,914	1,656,590

(1)	Amount primarily represents the dispatching fee deposits collected from the pickup outlets operated by our network partners, which is refunded when the parcel is delivered to the recipients.